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<FILENAME>nia3q10.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $68,862 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
AKAMAI TECHNOLOGIES          COM            00971T101     3725    74240            Sole                15925       0  58315
ALCOA INC                    COM            013817101     3022   249585            Sole                61975       0 187610
AMERICAN EXPRESS CO          COM            025816109     4383   104280            Sole                18000       0  86280
AT&T                         COM            00206R102     3061   107033            Sole                25857       0  81176
BRISTOL MYERS SQUIBB         COM            110122108     3406   125644            Sole                27500       0  98144
CLIFFS NATURAL RESOURCES     COM            18683K101     3386    52965            Sole                13425       0  39540
CONOCOPHILLIPS               COM            20825C104     3485    60685            Sole                12975       0  47710
DELL COMPUTER CORP           COM            24702R101     2956   227875            Sole                51150       0 176725
DIRECTV GROUP INC            COM            25490A101     5009   120314            Sole                22225       0  98089
DU PONT                      COM            263534109     3708    83108            Sole                17875       0  65233
GENWORTH FINL INC CL A       COM            37247D106     2807   229740            Sole                47525       0 182215
HEINZ H J CO                 COM            423074103     3348    70685            Sole                14875       0  55810
INTL PAPER CO                COM            460146103     3861   177500            Sole                30375       0 147125
KIMBERLY-CLARK CORP          COM            494368103     3168    48695            Sole                11000       0  37695
LEGGETT & PLATT              COM            524660107     3237   142225            Sole                33800       0 108425
LILY ELI & CO                COM            532457108     2659    72788            Sole                18950       0  53838
MERCK & CO                   COM            58933Y105     3185    86521            Sole                19350       0  67171
PFIZER                       COM            717081103     2640   153773            Sole                42200       0 111573
SARA LEE CORP                COM            803111103     3244   241570            Sole                48750       0 192820
SPDR S&P MIDCAP 400 ETF TR   COM            78467Y107      233     1600            Sole                    0       0   1600
SPDR TR S&P 500 ETF TR       COM            78462F103      327     2869            Sole                    0       0   2869
WHIRLPOOL CORP               COM            963320106     4012    49553            Sole                 7800       0  41753

                                                        68,862